INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal					$ 0	$ 0	$ 0
State					(93)	167	(32)
Total current					(93)	167	(32)
Deferred:
Federal					939	53	(4,077)
State					2,249	(917)	(3,110)
Total deferred					3,188	(864)	(7,187)
Total income tax expense (benefit)	$ (810)	$ 1,559	$ 528	$ 2,721	$ 3,095	$ (697)	$ (7,219)